Investment Objectives and Goals	Jul. 23, 2025
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the S&P SmallCap 600 Quality FCF Aristocrats Index (the “Index”).

Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer S&P MidCap 400 Quality FCF Aristocrats ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the S&P MidCap 400 Quality FCF Aristocrats Index (the “Index”).